Non-Current Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Non-Current Other Liabilities

	December 31, 2017	December 31, 2016
	(in thousands)
Defined benefit pension obligations, net (note 9)	$6,061	$8,952
Other non-current liabilities	11,050	14,800
	$17,111	$23,752